Inventories	12 Months Ended
Dec. 31, 2017
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Inventories
13.	INVENTORIES

	As at December 31,
	2017	2016
Ore stockpiles	9,332	28,186
Copper contained in concentrate	5,933	5,741
Molybdenum concentrate	217	106
Materials and supplies	24,157	26,517

	39,639	60,550

During the year ended December 31, 2017, the Company recorded a net reversal of previous impairments of $4,639 (2016: net impairment of $17,202), to adjust the carrying value of ore stockpiles to net realizable value. These adjustments were included in cost of sales as a change in inventory of ore stockpile.